Average Annual Total Returns - Delaware Investments Ultrashort Fund	ICE BofA US 6-Month Treasury Bill Index 1 year	ICE BofA US 6-Month Treasury Bill Index 5 years	ICE BofA US 6-Month Treasury Bill Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class L 1 year	Class L 5 years	Class L 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	1.05%	1.43%	0.81%	(1.10%)	1.16%	0.61%	(1.53%)	0.53%	0.28%	(0.65%)	0.61%	0.32%	(0.12%)	1.56%	0.81%	0.88%	1.56%	0.81%	0.88%	none	1.61%	Jan. 05, 2016